Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
15.	Earnings Per Share

The calculations of basic earnings per share and diluted earnings per share are computed as follows:

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2011
Basic earnings per share from continuing operations	$13,608	44,803,735	$0.30
Basic loss per share from discontinued operations	$(13,103)	44,803,735	$(0.29)

Basic earnings per share	$505	44,803,735	$0.01

Effect of dilutive securities — Stock options		37,467

Diluted earnings per share from continuing operations	$13,608	44,841,202	$0.30
Diluted loss per share from discontinued operations	$(13,103)	44,841,202	$(0.29)

Diluted earnings per share	$505	44,841,202	$0.01

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2012
Basic earnings per share from continuing operations	$37,433	44,803,735	$0.83
Basic earnings per share from discontinued operations	$29,488	44,803,735	$0.66

Basic earnings per share	$66,921	44,803,735	$1.49

Effect of dilutive securities — Stock options		541,518

Diluted earnings per share from continuing operations	$37,433	45,345,253	$0.83
Diluted earnings per share from discontinued operations	$29,488	45,345,253	$0.65

Diluted earnings per share	$66,921	45,345,253	$1.48

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2013
Basic earnings per share from continuing operations	$41,216	45,222,532	$0.91
Basic loss per share from discontinued operations	$(40,919)	45,222,532	$(0.90)

Basic earnings per share	$297	45,222,532	$0.01

Effect of dilutive securities — Stock options		470,318

Diluted earnings per share from continuing operations	$41,216	45,692,850	$0.90
Diluted loss per share from discontinued operations	$(40,919)	45,692,850	$(0.89)

Diluted earnings per share	$297	45,692,850	$0.01